Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Earnings Per Share
The following table reflects the income and share data used in basic and diluted EPS calculations:

	2020	2019*	2018*
Earnings per share
Weighted average number of common shares	412,589,910	416,256,510	416,270,745
Profit for the period Attributable to Equity shareholders of Mechel PAO, RUB million	808	2,409	12,628

Earnings per share (Russian rubles per share) attributable to common equity shareholders — basic and diluted	1.96	5.79	30.34

(Loss) profit for the period from continuing operations, RUB million	(40,153)	11,075	20,897
Less attributable to non-controlling interests, RUB million	648	1,876	908

Profit for the period Attributable to Equity shareholders of Mechel PAO from continuing operations	(40,801)	9,199	19,989

(Loss) earnings per share from continuing operations (Russian rubles per share) — basic and diluted	(98.89)	22.10	48.02

Profit (loss) after tax for the period from discontinued operations, RUB million	41,609	(6,790)	(7,361)

Earnings (loss) per share from discontinued operations (Russian rubles per share) — basic and diluted	100.85	(16.31)	(17.68)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

Summary of Weighted-Average Number of Common Shares Outstanding
The total weighted-average number of common shares outstanding during the period was as follows:

	Shares outstanding	Fraction of period (days)	Weighted-average number of shares
2018
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period		365	416,270,745

2019
Common shares: January 1 – December 20	416,270,745	354	403,725,599
Common shares: December 20 – December 23	416,119,371	3	3,420,159
Common shares: December 23 – December 24	416,005,348	1	1,139,741
Common shares: December 24 – December 25	415,881,411	1	1,139,401
Common shares: December 25 – December 26	415,756,171	1	1,139,058
Common shares: December 26 – December 31	415,556,251	5	5,692,551
Common shares: December 31 – December 31	415,251,749	—	—

Total weighted average shares outstanding during the period		365	416,256,510

2020
Common shares: January 1 – September 29	415,251,749	273	309,736,960
Common shares: September 29 – December 31	404,776,126	93	102,852,950

Total weighted average shares outstanding during the period		366	412,589,910